N-2	Feb. 26, 2024
Cover [Abstract]
Entity Central Index Key	0001503274
Amendment Flag	false
Securities Act File Number	001-38319
Document Type	8-K
Entity Registrant Name	QUANTERIX CORPORATION
Entity Address, Address Line One	900 Middlesex Turnpike
Entity Address, City or Town	Billerica
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01821
City Area Code	617
Local Phone Number	301-9400
Entity Emerging Growth Company	false